Portfolio of Investments
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2022 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Common Stocks 100.0%
Issuer	Shares	Value ($)
Canada 0.5%
Shaw Communications, Inc.	18,320	445,484
Germany 0.3%
TeamViewer AG(a)	39,957	308,369
Israel 0.7%
CyberArk Software Ltd.(a)	3,515	527,039
Tower Semiconductor Ltd.(a)	2,700	118,638
Total		645,677
Japan 2.6%
Nintendo Co., Ltd., ADR	3,960	201,782
Renesas Electronics Corp.(a)	247,200	2,072,337
Sumco Corp.	26,400	307,587
Total		2,581,706
Netherlands 1.7%
NXP Semiconductors NV	11,051	1,630,133
Sweden 0.9%
Telefonaktiebolaget LM Ericsson, ADR	156,752	899,756
United States 93.3%
Activision Blizzard, Inc.	20,728	1,540,919
Advanced Energy Industries, Inc.	23,057	1,784,842
Alphabet, Inc., Class A(a)	44,160	4,223,904
Alphabet, Inc., Class C(a)	17,340	1,667,241
Analog Devices, Inc.	20,474	2,852,847
Apple, Inc.	43,135	5,961,257
Applied Materials, Inc.	36,478	2,988,643
Arista Networks, Inc.(a)	7,040	794,746
Bloom Energy Corp., Class A(a)	130,864	2,615,971
Broadcom, Inc.	9,255	4,109,313
Cerence, Inc.(a)	16,431	258,788
Comcast Corp., Class A	12,920	378,944
Dell Technologies, Inc.	24,892	850,560
Dropbox, Inc., Class A(a)	116,509	2,414,066
DXC Technology Co.(a)	25,797	631,511
eBay, Inc.	52,636	1,937,531
Eiger BioPharmaceuticals, Inc.(a)	74,741	562,800
F5, Inc.(a),(b)	9,901	1,432,972
Common Stocks (continued)
Issuer	Shares	Value ($)
Fidelity National Information Services, Inc.	12,431	939,411
Fiserv, Inc.(a)	12,982	1,214,726
Fortinet, Inc.(a)	38,440	1,888,557
GlobalFoundries, Inc.(a)	22,720	1,098,512
GoDaddy, Inc., Class A(a)	33,419	2,368,739
HireRight Holdings Corp.(a)	20,326	310,175
HP, Inc.	45,606	1,136,501
Intapp, Inc.(a)	5,392	100,669
Lam Research Corp.	14,863	5,439,858
Legend Biotech Corp., ADR(a)	6,300	257,040
Lumentum Holdings, Inc.(a)	21,818	1,496,060
Marvell Technology, Inc.	52,352	2,246,424
Microchip Technology, Inc.	25,074	1,530,266
Micron Technology, Inc.	27,990	1,402,299
Microsoft Corp.	15,897	3,702,411
National Instruments Corp.	4,200	158,508
NetApp, Inc.	35,394	2,189,119
NortonLifeLock, Inc.	94,713	1,907,520
ON Semiconductor Corp.(a)	1,800	112,194
Oracle Corp.	33,051	2,018,425
Palo Alto Networks, Inc.(a)	13,128	2,150,235
Qorvo, Inc.(a)	18,388	1,460,191
Rambus, Inc.(a)	31,210	793,358
Salesforce, Inc.(a)	5,113	735,454
Samsara, Inc., Class A(a)	37,268	449,825
Skyworks Solutions, Inc.	2,200	187,594
SMART Global Holdings, Inc.(a)	44,795	710,897
Splunk, Inc.(a)	1,768	132,954
Synaptics, Inc.(a)	28,765	2,848,023
Synopsys, Inc.(a)	11,995	3,664,592
Tenable Holdings, Inc.(a)	6,289	218,857
Teradyne, Inc.	43,571	3,274,361
Thoughtworks Holding, Inc.(a)	27,076	284,027
T-Mobile US, Inc.(a)	297	39,848
Transphorm, Inc.(a)	27,026	135,941
Viavi Solutions, Inc.(a)	30,989	404,406
Visa, Inc., Class A	15,078	2,678,607
Columbia Variable Portfolio – Seligman Global Technology Fund | Third Quarter Report 2022	1

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2022 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
VMware, Inc., Class A	8,390	893,199
Western Digital Corp.(a)	39,811	1,295,848
Xperi Holding Corp.(a)	88,916	1,257,272
Total		92,139,758
Total Common Stocks (Cost $90,465,052)		98,650,883

Money Market Funds 0.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 2.834%(c),(d)	406,304	406,101
Total Money Market Funds (Cost $406,103)		406,101
Total Investments in Securities (Cost $90,871,155)		99,056,984
Other Assets & Liabilities, Net		(354,439)
Net Assets		$98,702,545
At September 30, 2022, securities and/or cash totaling $14,473 were pledged as collateral.
Investments in derivatives
Call option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
F5, Inc.	Morgan Stanley	USD	(14,473)	(1)	195.00	1/20/2023	(594)	(138)
Notes to Portfolio of Investments
(a)	Non-income producing investment.
(b)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(c)	The rate shown is the seven-day current annualized yield at September 30, 2022.
(d)	As defined in the Investment Company Act of 1940, as amended, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund.The value of the holdings and transactions in these affiliated companies during the period ended September 30, 2022 are as follows:

Affiliated issuers	Beginning of period($)	Purchases($)	Sales($)	Net change in unrealized appreciation (depreciation)($)	End of period($)	Realized gain (loss)($)	Dividends($)	End of period shares
Columbia Short-Term Cash Fund, 2.834%
	2,982,402	14,736,098	(17,312,452)	53	406,101	31	9,398	406,304
Abbreviation Legend
ADR	American Depositary Receipt
Currency Legend
USD	US Dollar
2	Columbia Variable Portfolio – Seligman Global Technology Fund | Third Quarter Report 2022

Portfolio of Investments   (continued)
Columbia Variable Portfolio – Seligman Global Technology Fund, September 30, 2022 (Unaudited)
Investments are valued using policies described in the Notes to Financial Statements in the most recent shareholder report.
Columbia Variable Portfolio – Seligman Global Technology Fund | Third Quarter Report 2022	3

You may at any time request, free of charge, to receive a paper copy of this report by calling 800.345.6611.
3QT7072_12_A01_(11/22)